Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies
Commitments and Contingencies - Charter Hire Receivable (Table)

Amount
December 31, 2026	$738,217
December 31, 2027	640,757
December 31, 2028	358,765
December 31, 2029	177,745
December 31, 2030 and thereafter	131,342
Total minimum lease revenue, net of address commissions	$2,046,826